Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jan. 31, 2023	Dec. 31, 2022	Jul. 31, 2022
Significant Accounting Policies (Tables) [Line Items]
Schedule of common stock reflected on the balance sheet are reconciled
Gross proceeds from IPO	$126,500,000
Less:
Proceeds allocated to Public Warrants	(10,141,998)
Class A common stock issuance costs	(8,257,504)
Plus:
Remeasurement of carrying value to redemption value	20,297,002
Class A common stock subject to possible redemption at redemption value, December 31, 2021	$128,397,500
Common stock redeemed	(119,833,806)
Remeasurement of carrying value to redemption value	1,434,252
Class A common stock subject to possible redemption at redemption value, December 31, 2022	$9,997,947

Schedule of basic and diluted net income per share
	Three months ended		Six months ended
	January 31,		January 31,
(in thousands, except per share data)	2023	2022	2023	2022
NUMERATOR:
NET INCOME (LOSS)	220	(11,047)	(4,768)	(8,628)
DENOMINATOR:
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING - BASIC	148,702,169	139,203,973	145,880,177	138,963,449
	$0.00	$(0.08)	$(0.03)	$(0.06)

	Three months ended		Six months ended
	January 31,		January 31,
(in thousands, except per share data)	2023	2022	2023	2022
NUMERATOR:
NET INCOME (LOSS)	$220	$(11,047)	$(4,768)	$(8,628)
Less: adjustments to net income	(3,482)	-	-	-
NET INCOME (LOSS) - DILUTED SHARES OUTSTANDING CALCULATION	$(3,262)	$(11,047)	$(4,768)	$(8,628)
DENOMINATOR:
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING - BASIC	148,702,169	139,203,973	145,880,177	138,963,449
Warrants and Options to purchase common stock	114,026,672	-	-	-
Convertible Debt	-	-	-	-
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING - DILUTED	262,728,841	139,203,973	145,880,177	138,963,449
LOSS PER COMMON SHARE - DILUTED	$(0.01)	$(0.08)	$(0.03)	$(0.06)

	Year Ended December 31, 2022		For the Period from February 18, 2021 (Inception) Through December 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per common stock
Numerator:
Allocation of net income, as adjusted	$2,218,971	$3,721,324	$3,917,196	$1,989,018
Denominator:
Basic and diluted weighted average shares outstanding	1,885,752	3,162,500	5,010,118	2,543,967
Basic and diluted net income per common stock	$1.18	$1.18	$0.78	$0.78

Schedule of disaggregated revenue
	For the Three Months Ended January 31,		For the Six Months Ended January 31,
	2023	2022	2023	2022

Cloud software and service revenue	$7,840	$3,966	$15,917	$7,669
Product revenue	101	53	154	127
Total operating revenues	$7,941	$4,019	$16,071	$7,796

Schedule of derivative financial instruments measured at fair value on a recurring basis
		Fair value measurements at reporting date using.
		Quoted prices in active markets for identical liabilities	Significant other observable inputs	Significant unobservable inputs
Description	Fair Value	(Level 1)	(Level 2)	(Level 3)
Derivative liability at July 31, 2022	$10,587,717	-	-	$10,587,717

Derivative liability at January 31, 2023	$9,879,046	-	-	$9,879,046

Schedule of determined using the Black-Scholes option pricing model
Expected dividend yield	0.00%
Expected stock price volatility	63.32% - 250.19%
Risk-free interest rate	0.03% - 2.98%
Expected term	0.05 - 9.50 years

Expected dividend yield	0.00%
Expected stock price volatility	66.27% - 200.44%
Risk-free interest rate	3.52% - 4.70%
Expected term	0.08 - 7.80 years

Schedule of dilutive weighted average shares
	Three months ended January 31,		Six months ended January 31,
	2023	2022	2023	2022

Convertible Preferred Shares	61,078,654	56,645,216	61,078,654	56,645,216
Convertible Debt	77,735,744	26,653,354	77,735,744	26,653,354
Total	138,814,398	83,298,570	138,814,398	83,298,570

DIGERATI TECHNOLOGIES, INC [Member]
Significant Accounting Policies (Tables) [Line Items]
Schedule of disaggregated revenue
	For the Years ended July 31,
	2022	2021
Cloud software and service revenue	$23,871	$12,153
Product revenue	283	263
Total operating revenues	$24,154	$12,416

Schedule of derivative financial instruments measured at fair value on a recurring basis
		Fair value measurements at reporting date using:
Description	Fair Value	Quoted prices in active markets for identical liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Convertible promissory notes derivative liability at July 31, 2021	$16,773,383	-	-	$16,773,383
Convertible promissory notes derivative liability at July 31, 2022	$10,587,717	-	-	$10,587,717

Schedule of determined using the Black-Scholes option pricing model
Expected dividend yield	0.00%
Expected stock price volatility	63.32% - 250.19%
Risk-free interest rate	0.03% - 2.98%
Expected term	0.05 - 9.50 years

Expected dividend yield	0.00%
Expected stock price volatility	125.60% - 283.01%
Risk-free interest rate	0.05% - 1.65%
Expected term	0.03 - 10.00 years

Schedule of derivative financial instruments measured at fair value on a recurring basis
Balance at July 31, 2020	$606,123
Derivative from new convertible promissory notes and warrants recorded as debt discount	6,820,108
Derivative liability resolved to additional paid in capital due to debt conversion	(588,097)
Derivative loss	9,935,249
Balance at July 31, 2021	$16,773,383
Derivative gain	(6,185,666)
Balance at July 31, 2022	$10,587,717

Schedule of dilutive weighted average shares
	7/31/2022	7/31/2021
Options to purchase common stock	9,130,000	9,230,000
Warrants to purchase common stock	108,841,179	109,506,179
Convertible debt	43,628,667	20,506,684
Convertible Series A Preferred stock	750,000	750,000
Convertible Series B Preferred stock	25,575,847	24,936,847
Convertible Series C Preferred stock	31,259,369	30,478,369
Total:	219,185,062	195,408,079